Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Reporting Information by Segment
	Drybulk Segment			Offshore Support Segment			Drilling Segment	Tanker Segment			Gas Carrier Segment	Other	TOTAL
	2015	2016	2017	2015	2016	2017	2015	2015	2016	2017	2017	2017	2015	2016	2017
Revenues	$ 115,598	$ 30,777	$ 65,723	$8,118	$21,157	$3,819	$725,805	$120,304	$ -	$20,858	$ 10,316	$ -	$969,825	$51,934	$100,716
Vessels and drilling units operating expenses	(87,704)	(30,969)	(40,024)	(3,977)	(14,587)	(4,749)	(259,623)	(19,770)	(7)	(8,830)	(5,745)	-	(371,074)	(45,563)	(59,348)
Depreciation and amortization	(65,607)	-	(7,326)	(672)	(3,466)	(950)	(155,352)	(6,021)	-	(4,652)	(2,038)	-	(227,652)	(3,466)	(14,966)
Goodwill impairment	-	-	-	-	(7,002)	-	-	-	-	-	-	-	-	(7,002)	-
Loss on contract cancellation	(28,241)	-	-	-	-	-	-	-	-	-	-	-	(28,241)	-	-
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(1,000,485)	(35,470)	4,425	-	(70,873)	(300)	-	(56,631)	-	-	-	-	(1,057,116)	(106,343)	4,125
General and administrative expenses	(44,519)	(29,822)	(19,095)	(2,858)	(9,849)	(7,677)	(46,989)	(10,546)	(37)	(2,384)	(1,816)	-	(104,912)	(39,708)	(30,972)
Gain/(loss) on interest rate swaps	567	(917)	-	-	-	-	9,588	1,446	514	-	-	-	(11,601)	403	-
Gain on debt restructuring	-	10,477	-	-	-	-	-	-	-	-	-	-	-	10,477	-
Income taxes	-	-	(56)	(188)	(38)	(20)	(36,931)	-	-	-	(76)	-	(37,119)	(38)	(152)
Net income/(loss)	(1,180,056)	(69,966)	(23,676)	(2,711)	(86,553)	(13,322)	(1,601,451)	(23,868)	(713)	(4,492)	(1,054)	-	(2,808,086)	(198,686)	(42,544)
Net income/(loss) attributable to Dryships Inc.	(1,180,056)	(69,966)	(23,676)	(2,657)	(86,553)	(13,322)	(1,640,480)	(23,868)	(713)	(4,492)	(1,054)	-	(2,847,061)	(198,686)	(42,544)
Interest and finance cost	(45,321)	(8,706)	(13,476)	(105)	(93)	(24)	(123,463)	(8,766)	(58)	(4)	(1,203)	-	(177,655)	(8,857)	(14,707)
Interest income	76	66	1,310	2	13	25	5,954	18	2	-	30	-	6,050	81	1,365
Change in fair value of derivatives (gain)/loss	(10,768)	(1,957)	-	(6)	-	-	349	(422)	(236)	-	-	-	(10,848)	(2,193)	-
Total assets	$ 342,287	$ 162,532	$ 348,657	$ 131,124	$ 31,191	$ 26,871	$ -	$ 2,641	$ 7	$ 202,543	$322,854	$34,000	$ 476,052	$ 193,730	$934,925

Segment Information Reconciliation
	December 31, 2015	December 31, 2016	December 31, 2017
Interest and finance costs
Interest for reportable segments	177,655	8,857	14,707
Elimination of intersegment interest	(5,523)	-	-
Total consolidated Interest and finance costs	$172,132	$8,857	$14,707

Interest income
Interest for reportable segments	6,050	81	1,365
Elimination of intersegment interest	(5,523)	-	-
Total consolidated Interest income	$527	$81	$1,365

Revenue per Country

Country	Year ended December 31, 2015
Congo	$31,807
Norway	101,584
Brazil	253,283
Ivory Coast	12,065
Angola	275,410
Falkland	51,656
Total leasing and service revenues	$725,805

	Year ended December 31,
Country	2015	2016	2017
Brazil	8,118	19,312	5,018
Europe	-	1,800	-
Total revenues	$8,118	$21,112	$5,018